SUPPLEMENT

DATED AUGUST 27, 2010 TO

HARTFORD ADVISERS HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2010

Effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

Christopher L. Gootkind, CFA no longer serves as portfolio manager of the Hartford Advisers HLS Fund.

Accordingly, all references and disclosures concerning Mr. Gootkind are hereby deleted.

This Supplement should be retained with your prospectus for future reference.

SUPPLEMENT

DATED AUGUST 27, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2010

FOR HARTFORD HLS FUNDS (THE “SAI”)

Effective immediately, the SAI is revised as follows:

Hartford Advisers HLS Fund

Christopher L. Gootkind, CFA no longer serves as portfolio manager of the Hartford Advisers HLS Fund.  Accordingly, all references and disclosures concerning Mr. Gootkind are hereby deleted.

This Supplement should be retained with your SAI for future reference.